Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line Items]
Payable after notice	$ 201,151
Deposits	768,993	$ 750,838
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	233,223	215,836
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,050	21,099
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,674	22,765
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	82,458	83,706
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 162	$ 158